Note 18 - Acquisition of Controlling Interest in the Company	12 Months Ended
Sep. 30, 2016
FBIO Acquisitions Inc. [Member]
Notes to Financial Statements
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE
18.
ACQUISITION OF CONTROLLING INTEREST IN THE COMPANY

On
September
12,
2016,
FBIO Acquisition, Inc. (“FBIO Acquisition”), a wholly - owned subsidiary of Fortress, completed a tender
offer (the “Offer”) for all outstanding shares of the Company at a price of
$3.25
per share, net to the seller in cash (less any required withholding taxes and without interest) (the “Offer Price”), pursuant to the terms of an Agreement and Plan of Merger dated as of
April
27,
2016
(as amended, the “Merger Agreement”) among the Company, Fortress and FBIO Acquisition. The Offer expired on
September
9,
2016,
and a total of
7,037,482
shares were validly
tendered
and not withdrawn (including shares delivered through notices of guaranteed delivery), representing approximately
56.6%
of the Company's issued and outstanding shares of common stock immediately following the completion of the Offer (in each case, without giving effect to the issuance or exercise of the Dividend Warrants). On
September
12,
2016,
FBIO Acquisition accepted for payment all shares that were validly tendered
and not withdrawn prior to the expiration time of the Offer (such time of acceptance, the "Acceptance Time") and delivered payment for such shares.

In fiscal
2016,
expenses related to the Fortress transaction were approximately
$4.3
million and consisted of legal and consulting fees of
$3
million included in professional fees, officers expense of
$1.1
million included in commissions, compensation and fees and other fees of
$0.2
million included in other administrative expenses.

Dividend Warrants

In accordance with the Merger Agreement, since less than
80%
of the Company's issued and outstanding shares of common stock were tendered,
the Company remains a publicly - traded company and stockholders post -
tender
offer will receive from the Company a
five
year warrant per held share to purchase an additional share of the Company's common stock at
$3.25
as a dividend to all holders of the Company's common stock.

As the Company does not have the ability to settle the warrants with unregistered shares and maintenance of an effective registration statement (which did not exist at
September
30,
2016)
may
be considered outside of the Company’s control, net cash settlement of the warrants is assumed. Accordingly, as the Company was obligated to issue the warrants, the fair value of the
12,437,916
warrants issuable are being classified as a liability in the consolidated statement of financial condition at
September
30,
2016,
with a corresponding charge to Additional paid - in - capital. Such valuation (using level
2
inputs) was determined by use of the Black - Scholes option pricing model using the following assumptions:

Dividend yield	0.00%
Expected volatility	38.20%
Risk-free interest rate	1.14%
Life (in years)	5

In the Merger Agreement, the Company agreed to set a record date within ninety
(90)
days following the Acceptance Time with respect to the distribution to its stockholders of warrants to purchase one
share of its common stock for every share of its common stock owned at an exercise price of
$3.25
per share (the “Dividend Warrants”). The Company announced on
October
26,
2016,
that it had established
December
9,
2016
as the record date with respect to the Dividend Warrants.

As a result of “due bill” trading procedures, those persons who held shares of our common stock as of the record date, or who acquire shares of the Company's common stock in the market following the record date, and in each case who continue to hold such shares at the close of trading the date before the ex - dividend date to be established by The Nasdaq Stock Market with respect to the Dividend Warrants, will be entitled to receive a Dividend Warrant with respect to each share of the Company's common stock owned by such person as of the ex - dividend date.

Conversely, those persons who held shares of the Company's common stock as of the record date, or who acquire shares of the Company's common stock in the market following the record date, but in each case who do not hold such shares of the Company's common stock at the close of trading on the date before the ex - dividend date, will not be entitled to receive any Dividend Warrants with respect to such shares.

Therefore, a shareholder selling their shares of our common stock prior to the ex - dividend date would not receive any Dividend Warrants with respect to the shares that are sold by such person even if such person held the shares on the record date, since the shares of the Company's common stock sold would be accompanied by a “due - bill” entitling the buyer of those shares to receive the Dividend Warrants with respect to such shares.

The actual right to receive the Dividend Warrants with respect to any shares of our common stock requires still holding such shares until the ex - dividend date.

The Company has applied to list the Dividend Warrants on the Nasdaq Capital Market under the symbol “NHLDW”; however, there can be no assurance that such application will be approved. The Company anticipates that the ex - dividend date will occur, and that the Dividend Warrants will be distributed, on or prior to
February
7,
2017.